Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Summary of actual capital amounts and ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2016 and 2015, for Trustco Bank:

(dollars in thousands)	As of December 31, 2016		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)(2)

Tier 1 leverage ratio	$424,802	8.829%	5.000%	4.000%
Common equity Tier 1 capital	424,802	17.238	6.500	5.125
Tier 1 risk-based capital	424,802	17.238	8.000	6.625
Total risk-based capital	455,772	18.492	10.000	8.625

(dollars in thousands)	As of December 31, 2015		Well	Adequately
	Amount	Ratio	Capitalized(1)	Capitalized(1)

Tier 1 leverage ratio	$405,506	8.600%	5.000%	4.000%
Common equity Tier 1 capital	405,506	17.210	6.500	4.500
Tier 1 risk-based capital	405,506	17.210	8.000	6.000
Total risk-based capital	435,149	18.470	10.000	8.000

(1) Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2) The December 31, 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 0.625 percent

The following is a summary of actual capital amounts and ratios as of December 31, 2016 and 2015 for TrustCo on a consolidated basis.

(dollars in thousands)	As of December 31, 2016		Minimum for
			Capital Adequacy plus
			Capital Conservation
	Amount	Ratio	Buffer

Tier 1 leverage ratio	$438,426	9.110%	4.000%
Common equity Tier 1 capital	438,426	17.782	5.125
Tier 1 risk-based capital	438,426	17.782	6.625
Total risk-based capital	469,411	19.038	8.625

(dollars in thousands)	As of December 31, 2015		Minimum for

	Amount	Ratio	Capital Adequacy

Tier 1 leverage ratio	$417,538	8.850%	4.000%
Common equity Tier 1 capital	417,538	17.710	4.500
Tier 1 risk-based capital	417,538	17.710	6.000
Total risk-based capital	447,193	18.970	8.000